Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002	12 Months Ended
Sep. 30, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	20-5645878
Plan number	002
Current Value	$ 39,778,676
Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,048,156
Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,730,520
Investment, Identifier [Axis]: Dimensional Fund Advisors | Inflation Protected Securities I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	278,420
Investment, Identifier [Axis]: Dimensional Fund Advisors | International Small Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	134,080
Investment, Identifier [Axis]: Dimensional Fund Advisors | International Value I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	92,442
Investment, Identifier [Axis]: Dimensional Fund Advisors | Large Company Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	919,111
Investment, Identifier [Axis]: Dimensional Fund Advisors | Real Estate Securities I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	305,718
Investment, Identifier [Axis]: Dimensional Fund Advisors | U.S. Large Cap Value
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	705,182
Investment, Identifier [Axis]: Dimensional Fund Advisors | U.S. Target Value
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 805,060
Investment, Identifier [Axis]: Timberland Bancorp, Inc. | Common Stock – 123,975 Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares | shares	123,975
Current Value	$ 4,125,888
Investment, Identifier [Axis]: Timberland Bancorp, Inc. | Common Stock – 268,097 Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	$ 2,009,387
Number of Shares | shares	268,097
Current Value	$ 8,922,268
Investment, Identifier [Axis]: Vanguard | Balanced Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	615,069
Investment, Identifier [Axis]: Vanguard | Emerging Markets Stock Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	77,654
Investment, Identifier [Axis]: Vanguard | Federal Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,189,848
Investment, Identifier [Axis]: Vanguard | Growth Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	767,184
Investment, Identifier [Axis]: Vanguard | LifeStategy Growth
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,781,725
Investment, Identifier [Axis]: Vanguard | LifeStrategy Conservative Growth
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,043,203
Investment, Identifier [Axis]: Vanguard | LifeStrategy Income
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	252,551
Investment, Identifier [Axis]: Vanguard | LifeStrategy Moderate Growth
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,055,635
Investment, Identifier [Axis]: Vanguard | Mid Cap Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	435,186
Investment, Identifier [Axis]: Vanguard | Short-Term Investment Grade
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	81,650
Investment, Identifier [Axis]: Vanguard | Small Cap Growth Index Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,130,365
Investment, Identifier [Axis]: Vanguard | Target Retirement 2020
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,347
Investment, Identifier [Axis]: Vanguard | Target Retirement 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	438,586
Investment, Identifier [Axis]: Vanguard | Target Retirement 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	555,514
Investment, Identifier [Axis]: Vanguard | Target Retirement 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,087,740
Investment, Identifier [Axis]: Vanguard | Target Retirement 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	237,459
Investment, Identifier [Axis]: Vanguard | Target Retirement 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	422,360
Investment, Identifier [Axis]: Vanguard | Target Retirement 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	390,547
Investment, Identifier [Axis]: Vanguard | Target Retirement 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	526,601
Investment, Identifier [Axis]: Vanguard | Target Retirement 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	426,544
Investment, Identifier [Axis]: Vanguard | Target Retirement 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	476,122
Investment, Identifier [Axis]: Vanguard | Target Retirement Income
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	118,394
Investment, Identifier [Axis]: Vanguard | Total Bond Market Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	563,040
Investment, Identifier [Axis]: Vanguard | Total International Stock Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	931,277
Investment, Identifier [Axis]: Vanguard | Total Stock Market Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,504,308
Investment, Identifier [Axis]: Vanguard | Total World Stock Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,380,598